BetaBuilders U.S. Aggregate Bond ETF Investment Objectives and Goals - BetaBuilders U.S. Aggregate Bond ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: BBAG
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Index.